September 4, 2019

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Esoterica Thematic ETF Trust

Dear Sir/Madam:

On behalf of Esoterica Thematic ETF Trust (the “Trust”), we hereby submit, via electronic filing, pursuant to Section 8(b) of the Investment Company Act of 1940, the Trust’s Registration Statement on Form N-1A. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact JoAnn M. Strasser at (614) 469-3265.

Very truly yours,

/s/ JoAnn M. Strasser
JoAnn M. Strasser

Thompson Hine llp Attorneys At Law	41 South High Street Suite 1700 Columbus, Ohio 43215-6101	www.ThompsonHine.com O: 614.469.3200 F: 614.469.3361